Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales	$ 67,831	$ 23,526	$ 246,816	$ 60,219	$ 87,847	$ 26,743	$ 13,972
Firm transportation sales, net	9,733	0	11,851	0
Other revenue	1,563	163	2,878	580	757	457	0
Total operating revenues	79,127	23,689	261,545	60,799	88,604	27,200	13,972
Operating expenses:
Lease operating	4,553	1,777	16,406	5,794	8,309	3,688	1,617
Gathering, compression and transportation	9,597	3,365	25,904	6,951	9,774	3,754	540
Production taxes and impact fees	1,114	522	2,624	1,029	1,629	1,382	0
Exploration	747	338	1,706	1,784	9,951	3,275	660
Incentive unit expense	26,418	0	101,695	0
Restricted unit expense	0	32,381	0	40,087	32,906	0	170
Stock compensation expense	2,058	0	3,274	0
General and administrative	10,458	4,169	36,733	9,952	16,953	7,599	5,208
Depreciation, depletion and amortization	33,853	9,722	91,912	23,215	32,815	14,149	5,981
Acquisition expense	2,246	0	2,246	0
Write-down of abandoned leases					0	2,253	109
Amortization of intangible assets	408	0	748	0
Loss (gain) from sale of interest in gas properties					4,230	0	(1,478)
Total operating expenses	91,452	52,274	283,248	88,812	116,567	36,100	12,807
Operating income (loss)	(12,325)	(28,585)	(21,703)	(28,013)	(27,963)	(8,900)	1,165
Other income (expense):
Interest expense	(15,754)	(5,943)	(38,737)	(13,033)	(17,915)	(3,487)	(531)
Gain on purchase of Marcellus joint venture	0	0	203,579	0
Other income (expense)	(216)	38	180	(408)	(357)	112	161
Gain (loss) on derivative instruments	36,935	8,050	5,357	16,698	6,891	(1,381)	574
Amortization of deferred financing costs	(707)	(958)	(1,728)	(4,760)	(5,230)	(7,220)	(2,675)
Loss on extinguishment of debt	(790)	(10,622)	(3,934)	(10,622)	(10,622)	0	0
Write-off of deferred financing costs	0	0	(6,896)	0
Equity in income (loss) of joint ventures	0	4,368	(2,656)	19,297	19,420	1,532	370
Total other expense					(7,813)	(10,444)	(2,101)
Income (loss) before income taxes	7,143	(33,652)	133,462	(20,841)
Income tax benefit (expense)	(14,005)	0	(18,787)	0
Net income (loss)	(6,862)	(33,652)	114,675	(20,841)	(35,776)	(19,344)	(936)
Weighted average number of shares of common stock-basic	132,269,081	88,000,000	125,411,524	77,894,855	80,441,905	57,966,572	39,958,066
Weighted average common shares outstanding;
Basic and Diluted					80,441,000	57,967,000	39,958,000
Weighted average number of shares of common stock-diluted	132,269,081	88,000,000	125,678,095	77,894,855	80,441,905	57,966,572	39,958,066
Net loss per common share
Basic and Diluted					$ (0.44)	$ (0.33)	$ (0.02)
Earnings (loss) per share-basic	$ (0.05)	$ (0.38)	$ 0.91	$ (0.27)	$ (0.44)	$ (0.33)	$ (0.02)
Earnings (loss) per share-diluted	$ (0.05)	$ (0.38)	$ 0.91	$ (0.27)	$ (0.44)	$ (0.33)	$ (0.02)
Pro Forma
Other income (expense):
Income tax benefit (expense)			5,560		14,844
Net income (loss)			$ 120,235		$ (20,932)
Weighted average common shares outstanding;
Earnings per share-basic			$ 0.96
Net loss per common share
Basic and Diluted					$ (0.26)
Earnings per share-diluted			$ 0.96